Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders' Equity

15. Shareholders’ Equity

The Company is authorized to issue 200,000,000 ordinary shares of par value $0.00025.

Upon incorporation on March 7, 2023, the Company issued 1 ordinary share to its registered agent, which was later transferred to Chee Hoong Lew in anticipation of the Reorganization as explained in detail in Note 1.

On June 21, 2023, the Company issued an aggregate of 4,590,003 ordinary shares to the shareholders of Win-Fung, including Chee Hoong Lew, on a pro rata basis proportional to the shareholders’ equity interests in Win-Fung, pursuant to the Reorganization.

On March 26, 2025, the Company entered into an underwriting agreement with Dominari Securities LLC, as representative of the underwriters named on Schedule 1 thereto, relating to the Company’s initial public offering of ordinary shares. Under the underwriting agreement, the Company agreed to sell 400,013 ordinary shares to the underwriters, at a purchase price per share of $18.50 (the offering price to the public of $20.00 per share minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 60,000 additional ordinary shares, at a purchase price of $18.50.

On March 28, 2025, the closing of the initial public offering was completed. The Company sold 400,013 ordinary shares for total gross proceeds of $8,000,000. On May 7, 2025, the underwriters partially exercised their over-allotment option and purchased an additional 48,001 ordinary resulting in additional gross proceeds of $960,000. After deducting the underwriting commission and expenses, the Company received net proceeds of approximately $7,158,017.

On April 13, 2026, WF Holding effected a 1-for-5 reverse share split of its ordinary shares by way of a share consolidation of its issued and unissued ordinary shares, with each issued and unissued ordinary share consolidated into five (5) shares. As a result of this share consolidation, the maximum number of shares which WF Holding is authorized to issue changed from 1,000,000,000 ordinary shares with a par value of $0.00005 to 200,000,000 ordinary shares with a par value of $0.00025.

After the share consolidation, as   of December 31, 2025 and 2024, there were 5,038,018 and 4,590,004 ordinary shares issued and outstanding, respectively.